SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Gains (losses) on extinguishment of debt	$ (4.8)		$ (4.3)		$ (1.8)
Total revenues	19,391.4		18,170.9		17,083.9
Expenses
Interest expense	116.9		118.2		123.8
Total expenses	17,484.0		16,450.9		15,766.2
Income before income taxes	1,907.4		1,720.0		1,317.7
Provision (benefit) for income taxes	626.4		554.6		415.4
Net income	1,281.0		1,165.4		902.3
Other comprehensive income (loss)	71.4		80.7		178.5
Comprehensive income	1,352.4		1,246.1		1,080.8
Parent Company
Revenues
Dividends from subsidiaries	1,000.2		1,119.7		782.3
Undistributed income (loss) from subsidiaries	358.3		117.5		193.1
Equity in net income of subsidiaries	1,358.5	[1]	1,237.2	[1]	975.4	[1]
Intercompany investment income	2.4	[1]	2.8	[1]	6.1	[1]
Gains (losses) on extinguishment of debt	(4.8)		(4.3)		(1.8)
Other Income	0	[2]	2.6	[2]	0	[2]
Total revenues	1,356.1		1,238.3		979.7
Expenses
Interest expense	120.2		121.2		126.3
Deferred compensation	2.8	[3]	9.5	[3]	5.5	[3]
Other operating costs and expenses	4.4		4.0		3.7
Total expenses	127.4		134.7		135.5
Income before income taxes	1,228.7		1,103.6		844.2
Provision (benefit) for income taxes	(52.3)		(61.8)		(58.1)
Net income	1,281.0		1,165.4		902.3
Other comprehensive income (loss)	71.4		80.7		178.5
Comprehensive income	$ 1,352.4		$ 1,246.1		$ 1,080.8

[1]	Eliminated in consolidation.
[2]	Represents gain on net death benefit received on life insurance policies.
[3]	See Note 4 – Employee Benefit Plans in these condensed financial statements.